Pensions (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of pensions
	As at June 30
(US dollars in thousands)	2024	2023	2022
PLC	-	-	12
VISL	11	20	33
KSH	95	294	293
KSO	1	33	552
PTY	19	21	43
Total Pension recognized in P&L	126	369	933